Dividends	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Dividends
11    DIVIDENDS
The Board has declared a quarterly interim dividend for Q1 2021 and Q2 2021 at the following rates:

	Q1 2021	Q2 2021
Per Unilever PLC ordinary share (traded on the London Stock Exchange):	£0.3710	£0.3693
Per Unilever PLC ordinary share (traded on Euronext in Amsterdam):	€0.4268	€0.4268
Per Unilever PLC American Depositary Receipt:	US$0.5159	US$0.5031
The euro and US dollar amounts above have been determined using the applicable exchange rates issued by WM/Reuters on 27 April 2021 and 20 July 2021 for Q1 2021 and Q2 2021 respectively.
US dollar cheques for the Q2 2021 interim dividend will be mailed on 8 September 2021 to holders of record at the close of business on 6 August 2021.
The quarterly dividend calendar for the remainder of 2021 will be as follows:

	Announcement Date	Ex-Dividend Date	Record Date	Payment Date
Q2 2021 Dividend	22 July 2021	5 August 2021	6 August 2021	8 September 2021
Q3 2021 Dividend	21 October 2021	4 November 2021	5 November 2021	1 December 2021